Auditor's remuneration	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Auditor's remuneration
34 Auditor’s remuneration

	2025	2024	2023
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	10.295	10.558	9.700
Audit of the accounts of subsidiaries, joint ventures and associates	0.551	0.534	0.551
Audit-related assurance services required by legislation to be provided by the auditor	1.814	1.871	1.808
Other assurance and agreed-upon procedures under legislation or contractual arrangements	2.093	2.261	1.991

Total assurance services	14.753	15.224	14.050

Fees payable to the Group’s auditors for non-assurance services
Other services	–	0.498	0.180

Total other services	–	0.498	0.180

Total fees	14.753	15.722	14.230

All amounts were paid to EY or EY affiliated firms with fees determined, and predominantly billed, in US dollars.
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report comprises fees for auditing the statutory financial report of the Group and includes audit work in relation to compliance with section 404 of the US Sarbanes-Oxley Act.
Audit-related assurance services required by legislation to be provided by the auditors mainly comprises review of the half-year report.
Other assurance services comprise assurance in respect of the Group’s sustainability reporting, economic contribution reporting, and other non-statutory
reporting.
Fees payable to the Group’s auditors for other services
No amounts were payable for other services in FY2025. Other services provided in FY2024 and FY2023 primarily relate to an independent assessment of technology project governance.